Segments	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
SEGMENTS
NOTE 28:-	SEGMENTS

a.	Business segments – chief reporting:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows.

1.	Product and Technology Segment – the Company develop and market integrated cybersecurity hardware/software solutions that allow organizations to protect their RAM or confidential computing data to create a reliable work environment the Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and fully managed corporate cybersecurity services.

2.	Professional Services Segment – the Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and fully managed corporate cybersecurity services. These segments share a unified product development, operations, and administrative resources.

Revenues and part of the expenses are allocated directly to business segments whereas joint expenses are not allocated to segments. The assets and liabilities that are not allocated consist of joint operational assets and liabilities that are shared by the various operating segments. The Company deems it is impractical to separate them. Segment asset and liability performances and segment income (loss) are estimated based on the operating income (loss) presented in the financial statements.

Below is data relating to business segments – before the business combination date (see Note 1 above), the Company reported its business operations under a single segment of products and technology.

	Year ended December 31, 2023
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	41,589	1,068	-	42,657

Total revenues	41,589	1,068	-	42,657

Segment results (operating loss)**	(30,690)	(33,153)	(13,882)	(77,725)

Finance expenses, net				6,710

Loss before taxes on income				(84,435)

*	Expenses related to RNER merger transaction)see Note 5) and ELOC (see Note 20).

**	In the year ended December 31, 2023, the Company recorded impairment of goodwill and intangible assets related to professional service and product and technology segments in the amount of $12,735 thousand and $2,523 thousand, respectively.

	Year ended December 31, 2022
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	48,263	1,739	-	50,002

Total revenues	48,263	1,739	-	50,002

Segment results (operating loss)	(21,582)	(43,019)	(15,829)	(80,430)

Finance expenses, net				(915)

Loss before taxes on income				(81,345)

*	Expenses related to a merger transaction in 2022.

b.	Geographical segments:

Below is revenue by country, based on customer location - before the business combination date (see Note 1 above) geographical segments were not analyzed due to immateriality (most of the Company revenues and the carrying amounts of non-current assets are in the Company’s country of domicile (Israel)):

Year ended December 31, 2023

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	40,364	334	1,669	290	42,657

Main customers:

USD in thousands
Turnover with main customers (1):
Customer A	7,602
Customer B	4,726

12,328

(1)	Customers in the professional services segment.

% of total sales

Customer A	17.82%
Customer B	11.07%
28.89%

Year ended December 31, 2022

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	46,386	339	2,983	294	50,002

Main customers:

Year ended December 31, 2022
USD in thousands

Turnover with main customers (1):
Customer A	10,257
Customer B	6,706

16,963

% of total sales
2022

Customer A	21%
Customer B	13%

34%